Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum required payments for CVR's operating lease agreements and unconditional purchase obligations
The minimum required payments for CVR’s operating lease agreements and unconditional purchase obligations are as follows:

Year Ending December 31,	Operating Leases	Unconditional Purchase Obligations
(in millions)
2019	$24	$129
2020	20	89
2021	18	78
2022	16	76
2023	12	75
Thereafter	26	444
	$116	$891